Stockholders' Equity Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Transactions [Text Block]
7.	Stockholders’ Equity Transactions

Common Stock
As of December 31, 2011, there are 32,867,028 shares of common stock issued and outstanding and no common stock owed but not issued.

In January of 2012, the Company issued 900,000 shares of common stock in lieu of executive compensation. The shares were valued at $189,000, which was market value on the day of the grant.

During the year December 31, 2012, the Company authorized the issuance of 767,500 shares of common stock for the conversion of $239,469 of accounts payable balances. As of the balance sheet date 417,500 shares were unissued.

During the year ended December 31, 2012, the Company authorized the issuance of 12,652,869 shares of common stock for the conversion of $3,163,218 in convertible debt and accrued interest as discussed in Note 6.

During the year ended December 31, 2012, the Company authorized the issuance of 850,509 shares of common stock for the conversion of $212,628 in notes payable and accrued interest as discussed in Note 6.

During the year ended December 31, 2012, the Company authorized the issuance of 6,006,208 shares of common stock valued at $832,083 in connection with the anti-dilution provisions provided to Maxum and CPP.

As of December 31, 2012 there are 47,620,406 shares of common stock issued and outstanding and 6,423,708 shares of common stock owed but not issued.

During the three months ended March 31, 2013, the Company issued 241,667 shares of common stock for cash of $14,500.

During the three months ended March 31, 2013, the Company issued 1,305,034 shares of common stock for the conversion of $40,000 in convertible debt as discussed in Note 6.

During the three months ended March 31, 2013, the Company issued 1,764,706 shares of common stock as a commitment fee in relation to the Hanover Holdings I, LLC agreement as discussed below. The shares were valued at $150,000 and capitalized as financing costs. The fee will be amortized over the two-year life of the agreement.

As of March 31, 2013 there are 50,931,813 shares of common stock issued and outstanding and 6,433,034 shares of common stock owed but not issued.

Hanover Holdings I, LLC Purchase Agreement:
On March 22, 2013, the Company entered into a common stock purchase agreement with Hanover Holdings I, LLC, a New York limited liability company (the “ Investor ”). The Purchase Agreement provides that, upon the terms and subject to the conditions set forth therein, the Investor is committed to purchase up to $5,000,000 worth of the Company’s common stock over the 24-month term of the Purchase Agreement.

From time to time over the term of the Purchase Agreement, commencing on the trading day immediately following the date on which the initial registration statement is declared effective by the Securities and Exchange Commission (the “ Commission” ), as further discussed below, the Company may, in its sole discretion, provide the Investor with draw down notices to purchase a specified dollar amount of Shares over a 10 consecutive trading day period commencing on the trading day specified in the applicable Draw Down Notice, with each draw down subject to the limitations discussed below. The maximum amount of Shares requested to be purchased pursuant to any single Draw Down Notice cannot exceed 300% of the average daily trading volume of the Company’s common stock for the 10 trading days immediately preceding the date of the Draw Down Notice.

Once presented with a Draw Down Notice, the Investor is required to purchase a pro rata portion of the applicable Draw Down Amount on each trading day during the applicable Pricing Period on which the daily volume weighted average price for the Company’s common stock (the “ VWAP ”) equals or exceeds a floor price determined by the Company for such draw down (the “ Floor Price ”). If the VWAP falls below the applicable Floor Price on any trading day during the applicable Pricing Period, the Purchase Agreement provides that the Investor will not be required to purchase the pro rata portion of the applicable Draw Down Amount allocated to that trading day. The per share purchase price for the Shares subject to a Draw Down Notice shall be equal to 90.0% of the arithmetic average of the three lowest VWAPs that equal or exceed the applicable Floor Price during the applicable Pricing Period; provided, however, that if the VWAP does not equal or exceed the applicable Floor Price for at least three trading days during the applicable Pricing Period, then the per share purchase price shall be equal to 90.0% of the arithmetic average of all VWAPs that equal or exceed the applicable Floor Price during such Pricing Period. Each purchase pursuant to a draw down shall reduce, on a dollar-for-dollar basis, the Total Commitment under the Purchase Agreement.

The Company is prohibited from issuing a Draw Down Notice if (i) the amount requested in such Draw Down Notice exceeds the Maximum Draw Down Amount, (ii) the sale of Shares pursuant to such Draw Down Notice would cause the Company to issue or sell or the Investor to acquire or purchase an aggregate dollar value of Shares that would exceed the Total Commitment, or (iii) the sale of Shares pursuant to the Draw Down Notice would cause the Company to sell or the Investor to purchase an aggregate number of shares of the Company’s common stock which would result in beneficial ownership by the Investor of more than 4.99% of the Company’s common stock (as calculated pursuant to Section 13(d) of the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder). The Company cannot make more than one draw down in any Pricing Period and must allow 24 hours to elapse between the completion of the settlement of any one draw down and the commencement of a Pricing Period for any other draw down.

The Purchase Agreement contains customary representations, warranties and covenants by, among and for the benefit of the parties. The Purchase Agreement may be terminated at any time by the mutual written consent of the parties. Unless earlier terminated, the Purchase Agreement will terminate automatically on the earlier to occur of (i) the first day of the month next following the 24-month anniversary of the date on which the initial registration statement is declared effective by the Commission or (ii) the date on which the Investor purchases the Total Commitment worth of common stock under the Purchase Agreement. Under certain circumstances set forth in the Purchase Agreement, the Company and the Investor each may terminate the Purchase Agreement on one trading days prior written notice to the other.

The Company paid to the Investor a commitment fee for entering into the Purchase Agreement equal to $150,000 (or 3.0% of the Total Commitment under the Purchase Agreement) in the form of 1,764,706 restricted shares of the Company’s common stock, calculated at a price equal to $0.085 per share, which was the closing price of our Common Stock on March 4, 2013. The Commitment shares were issued in March of 2013.

The Company also agreed to pay up to $15,000 of reasonable attorneys' fees and expenses (exclusive of disbursements and out-of-pocket expenses) incurred by the Investor in connection with the preparation, negotiation, execution and delivery of the Purchase Agreement and related transaction documentation. Further, if the Company issues a Draw Down Notice and fails to deliver the shares to the Investor on the applicable settlement date, and such failure continues for 10 trading days, the Company agreed to pay the Investor, in addition to all other remedies available to the Investor under the Purchase Agreement, an amount in cash equal to 2.0% of the purchase price of such shares for each 30-day period the shares are not delivered, plus accrued interest.

The Purchase Agreement also provides for indemnification of the Investor and its affiliates in the event that the Investor incurs losses, liabilities, obligations, claims, contingencies, damages, costs and expenses related to a breach by the Company of any of its representations and warranties under the Purchase Agreement or the other related transaction documents or any action instituted against the Investor or its affiliates due to the transactions contemplated by the Purchase Agreement or other transaction documents, subject to certain limitations.

Warrants

During the year ended December 31, 2011, the Company issued 200,000 warrants in relation to a stock sale as described in above. The warrants have a $0.40 exercise price and a two-year life. The warrants expire on November 7, 2013.

During the year ended December 31, 2012, the Company issued 3,003,104 warrants in connection with the ASYM Purchase Agreement discussed in Note 6. The warrants are exercisable for a term of five years and at a strike price of $0.01. These warrants expire in the third and fourth quarter of 2017.

As of December 31, 2012, there are 3,203,104 warrants outstanding at a weighted average exercise price of $0.0344.

During the three months ended March 31, 2013, the Company issued an additional 4,662 warrants in connection with the ASYM Purchase Agreement discussed in Note 6. The warrants are exercisable for a term of five years and at a strike price of $0.01. These warrants expire in the first quarter of 2018.

As of March 31, 2013, there are 3,207,766 warrants outstanding at a weighted average exercise price of $0.0343.

7.	Stockholders’ Equity Transactions

Common Stock
As of December 31, 2010, the Company had 27,060,561 shares of common stock issued and outstanding and 542,856 shares owed but not issued.

During the year ending December 31, 2011, the Company issued 542,856 shares of common stock that were owed but not issued as of December 31, 2010.

During the year ended December 31, 2011, the Company issued 600,000 shares to Directors in lieu of executive compensation. The shares were valued at $306,000 which was market value on the day of the grant.

During the year ended December 31, 2011, the Company issued 100,000 shares of common stock for services. The shares were valued at $51,000, which was market value on the day of the grant.

During the year ended December 31, 2011, the Company issued 200,000 units of equity for cash in the amount of $50,000. Each unit contained one share of common stock and one warrant for a share of common stock at an exercise price of $0.40. The warrants have a term of two years.

During the year ended December 31, 2011, the Company issued 4,363,611 shares of common stock in conversion of $1,090,902 of convertible debt at 0.25 per shares. See Note 6 for further details.

As of December 31, 2011, there are 32,867,028 shares of common stock issued and outstanding and no common stock owed but not issued.

In January of 2012, the Company issued 900,000 shares of common stock in lieu of executive compensation. The shares were valued at $189,000, which was market value on the day of the grant.

During the year December 31, 2012, the Company authorized the issuance of 767,500 shares of common stock for the conversion of $239,469 of accounts payable balances. As of the balance sheet date 417,500 shares were unissued.

During the year ended December 31, 2012, the Company authorized the issuance of 12,652,869 shares of common stock for the conversion of $3,163,218 in convertible debt and accrued interest as discussed in Note 6.

During the year ended December 31, 2012, the Company authorized the issuance of 850,509 shares of common stock for the conversion of $212,628 in notes payable and accrued interest as discussed in Note 6.

During the year ended December 31, 2012, the Company authorized the issuance of 6,006,208 shares of common stock valued at $832,083 in connection with the anti-dilution provisions provided to Maxum and CPP.

As of December 31, 2012 there are 47,620,406 shares of common stock issued and outstanding and 6,423,708 shares of common stock owed but not issued.

Warrants

During the year ended December 31, 2011, the Company issued 200,000 warrants in relation to a stock sale as described in above. The warrants have a $0.40 exercise price and a two-year life. The warrants expire on November 7, 2013.

During the year ended December 31, 2012, the Company issued 3,003,104 warrants in connection with the ASYM Purchase Agreement discussed in Note 6. The warrants are exercisable for a term of five years and at a strike price of $0.01. These warrants expire in the third and fourth quarter of 2017.

As of December 31, 2012, there are 3,203,104 warrants outstanding at a weighted average exercise price of $0.0344.